Issuances of Common Shares and Warrants (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Expected life	2 years 6 months		5 years
Dividend yield	0.00%	0.00%	0.00%
Minimum
Expected volatility	94.00%	92.00%	98.00%
Risk-free interest rate	3.57%	3.77%	0.78%
Expected life		2 years 6 months
Estimated fair value per option	$ 0.62
Maximum
Expected volatility	98.00%	98.00%	119.00%
Risk-free interest rate	4.18%	5.03%	3.30%
Expected life		4 years
Estimated fair value per option	$ 1.72